Redeemable noncontrolling Interests	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Non-Controlling Interest
19. R
EDEEMABLE
NONCONTROLLING
I
NTERESTS
As of December 31, 2021, Hoya Topco owns 59.9% of the Common Units of Hoya Intermediate and 40.1% of the voting power. Hoya Topco has the right to exchange its common units in Hoya Intermediate for shares of Vivid Seats Class A common stock on a one-to-one
basis or cash proceeds for an equivalent amount. The option to redeem Hoya Intermediate common units for cash proceeds must be approved by the Board of Vivid Seats Inc., which as of December 31, 2021, is controlled by investors in Hoya Topco. The ability to put common units is solely within the control of the holder of the redeemable noncontrolling interests. If Hoya Topco elects the redemption to be settled in cash, the cash used to settle the redemption must be funded through a private or public offering of Class A Common Stock and subject to our Board’s approval.
The financial results of Hoya Intermediate and its subsidiaries are consolidated with Vivid Seats Inc., with the redeemable noncontrolling interests’ share of our net loss separately allocated.